Other Assets - Capitalized Computer Software (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Other Assets [Line Items]
Capitalized computer software, at cost	¥ 27,408	¥ 23,913
Less-Accumulated amortization	(21,515)	(19,278)
Capitalized computer software, net	¥ 5,893	¥ 4,635